Other Long-Term Liabilities (Tables)	12 Months Ended
Jan. 31, 2012
Other Long-term Debt [Abstract]
Schedule of Other Long-Term Liabilities
Other long-term liabilities as of January 31, 2012 and 2011 consist of the following:

	January 31,
	2012	2011
	(In thousands)
Liability for severance pay	$3,027	$3,279
Tax contingencies	23,693	20,464
Contingent consideration	28,494	1,492
Other long-term liabilities	4,952	7,267
	$60,166	$32,502